Annual Fund Operating Expenses - SFT Real Estate Securities Fund	May 01, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.16%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.91%